February 24, 2006

Supplement

SUPPLEMENT DATED FEBRUARY 24, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Dated December 29, 2005

The following information is hereby added in the section of the Fund's Statement of Additional Information titled "V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers":

As of January 31, 2006 John S. Goodacre managed two mutual funds with a total of approximately $1.4 billion in assets; no pooled investment vehicles; and no other accounts.

The following information is hereby added in the section of the Fund’s Statement of Additional Information titled ‘‘V.   Investment Advisory and Other Services — G.   Fund Management — Securities Ownership of Portfolio Managers’’:

As of January 31, 2006, the dollar range of securities beneficially owned by John S. Goodacre in the Fund is shown below:

John S. Goodacre $1 – $10,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.